Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders' Equity Note [Abstract]
Schedule of accumulated other comprehensive income (loss)
The following table sets forth information with respect to the components of “Accumulated other comprehensive loss” as of December 31, 2023 and their related activity during the three-years in the period then ended:

	Foreign currency translation	Cash flow hedges	Securities available for sale (i)	Post-employment benefits (ii)	Total Accumulated other comprehensive loss
Balances at December 31, 2020	$(587,804)	$3,443	$—	$(499)	$(584,860)
Other comprehensive (loss) income before reclassifications	(37,267)	19,698	—	(190)	(17,759)
Net (income) loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	(5,301)	—	152	(5,149)
Net current-period other comprehensive (loss) income	(37,267)	14,397		(38)	(22,908)
Balances at December 31, 2021	(625,071)	17,840	—	(537)	(607,768)
Other comprehensive income (loss) before reclassifications	16,192	(26,255)	(3,624)	236	(13,451)
Net loss reclassified from accumulated other comprehensive loss to consolidated statement of income	—	7,669	—	90	7,759
Net current-period other comprehensive income (loss)	16,192	(18,586)	(3,624)	326	(5,692)
Balances at December 31, 2022	(608,879)	(746)	(3,624)	(211)	(613,460)
Other comprehensive income (loss) before reclassifications	53,745	(17,393)	(1,780)	(518)	34,054
Net loss reclassified from accumulated other comprehensive losses to consolidated statement of income	—	15,124	1,119	82	16,325
Net current-period other comprehensive income (loss)	53,745	(2,269)	(661)	(436)	50,379
Balances at December 31, 2023	(555,134)	(3,015)	(4,285)	(647)	(563,081)

(i)Related to unrealized results on available for sale securities. As of December 31, 2023, the Company maintains Securities classified as available for sale in accordance with guidance in ASC 320 Investments – Debt and Equity Securities amounting to $5,105, included within “Short-term investments” in the Consolidated Balance Sheet. The amortized cost amounted to $9,968, which is included within “Investing Activities” in the Consolidated Cash Flow.

(ii)Mainly related to a post-employment benefit in Venezuela established by the Organic Law of Labor and Workers (known as “LOTTT”, its Spanish acronym) in 2012. This benefit provides a payment of 30 days of salary per year of employment tenure based on the last wage earned to all workers who leave the job for any reason. The term of service to calculate the post-employment payment of active workers run retroactively since June 19, 1997. Periodically, the Company obtains an actuarial valuation to measure the post-employment benefit obligation, using the projected unit credit actuarial method and measures this benefit in accordance with ASC 715-30, similar to pension benefit.